Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Sep. 26, 2020
Financial Instruments and Fair Value Measurements [Abstract]
Fair Value of Derivatives and Location on Consolidated Balance Sheets
The Company records the fair value positions of all derivative financial instruments on a net basis by counterparty for which a master netting arrangement is utilized. Balances on a gross basis are as follows:

Derivatives Instruments	Hedge Designation	Balance Sheet Location	2020	2019
Cross-currency swaps	Designated	Other assets	$—	$88
Cross-currency swaps	Designated	Other long-term liabilities	270	—
Interest rate swaps	Designated	Other long-term liabilities	226	81

Effect of Derivatives on Consolidated Statements of Income
The effect of the Company’s derivative instruments on the Consolidated Statements of Income is as follows:

		Fiscal years ended
Derivatives instruments	Statements of Income Location	September 26, 2020	September 28, 2019	September 29, 2018
Cross-currency swaps (a)	Interest expense, net	$(25)	$(19)	$(5)
Cross-currency swaps (b)	Other expense, net	—	41	—
Foreign exchange forward contracts	Other expense, net	—	99	—
Interest rate swaps	Interest expense, net	32	2	(1)

(a)	Designated
(b)	Not designated

Assets Measured at Fair Value on Non-recurring Basis
Included in the following tables are the major categories of assets and their current carrying values that were measured at fair value on a non-recurring basis in the current year, along with the impairment loss recognized on the fair value measurement for the fiscal years then ended:

	As of the end of fiscal 2020
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$248	$248	$—
Goodwill	—	—	5,173	5,173	—
Definite lived intangible assets	—	—	2,249	2,249	—
Property, plant and equipment	—	—	4,561	4,561	2
Total	$—	$—	$12,231	$12,231	$2

	As of the end of fiscal 2019
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$248	$248	$—
Goodwill	—	—	5,051	5,051	—
Definite lived intangible assets	—	—	2,532	2,532	—
Property, plant and equipment	—	—	4,714	4,714	8
Total	$—	$—	$12,545	$12,545	$8

	As of the end of fiscal 2018
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$248	$248	$—
Goodwill	—	—	2,944	2,944	—
Definite lived intangible assets	—	—	1,092	1,092	—
Property, plant and equipment	—	—	2,488	2,488	—
Total	$—	$—	$6,772	$6,772	$—